Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Deferred tax assets valuation allowance	$ 0	$ 0
Net change in total valuation allowance		$ 496
Major foreign subsidiaries NOL	1,963
The Company and its subsidiaries in Israel NOL carryforwards, aggregate amount	$ 6,962
Effective income tax rate	23.00%	23.00%	24.00%
Corporate statutory tax rate on 2018 and thereafter				23.00%
Corporate statutory tax rate on 2017				24.00%
Tax credit carryforwards	$ 309
Interest receivable	348	$ 64
Israel [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards	498
Approved Enterprise [Member]
Operating Loss Carryforwards [Line Items]
Tax-exempt earnings	20,700
Contingent income tax liabilities, Dividend distribution	5,175
Beneficiating Enterprise [Member]
Operating Loss Carryforwards [Line Items]
Tax-exempt earnings	3,148
Contingent income tax liabilities, Dividend distribution	$ 787